Investments - Securities available for sale in a loss position (Details) $ in Millions	Mar. 31, 2023 USD ($) security	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($) security
Fair Value
Less Than 12 Months	$ 96,986	$ 119,440	$ 31,417
12 Months or More	36,562	18,032	7,613
Total	133,548	137,472	39,030
Gross Unrealized Losses
Less Than 12 Months	15,754	21,420	732
12 Months or More	6,193	4,227	485
Total	$ 21,947	$ 25,647	$ 1,217
Number of securities in an unrealized loss position | security	16,145	16,516	4,944
Number of individual securities in continuous unrealized loss position for longer than twelve months | security	4,087	1,923	1,179
U.S. government and government sponsored entities
Fair Value
Less Than 12 Months	$ 809	$ 761	$ 0
12 Months or More	1	0	0
Total	810	761	0
Gross Unrealized Losses
Less Than 12 Months	175	224	0
12 Months or More	0	0	0
Total	175	224	0
Obligations of states, municipalities and political subdivisions
Fair Value
Less Than 12 Months	4,762	5,076	201
12 Months or More	22	0	48
Total	4,784	5,076	249
Gross Unrealized Losses
Less Than 12 Months	675	924	4
12 Months or More	2	0	3
Total	677	924	7
Non-U.S. governments
Fair Value
Less Than 12 Months	3,762	3,932	1,198
12 Months or More	7	0	376
Total	3,769	3,932	1,574
Gross Unrealized Losses
Less Than 12 Months	769	868	58
12 Months or More	0	0	66
Total	769	868	124
Corporate debt
Fair Value
Less Than 12 Months	66,755	82,971	19,916
12 Months or More	22,643	11,143	6,922
Total	89,398	94,114	26,838
Gross Unrealized Losses
Less Than 12 Months	12,539	16,866	513
12 Months or More	4,484	3,070	387
Total	17,023	19,936	900
RMBS
Fair Value
Less Than 12 Months	4,745	6,227	1,235
12 Months or More	2,523	903	27
Total	7,268	7,130	1,262
Gross Unrealized Losses
Less Than 12 Months	374	653	30
12 Months or More	348	171	2
Total	722	824	32
CMBS
Fair Value
Less Than 12 Months	6,649	7,902	2,498
12 Months or More	3,017	1,708	79
Total	9,666	9,610	2,577
Gross Unrealized Losses
Less Than 12 Months	643	797	36
12 Months or More	467	318	18
Total	1,110	1,115	54
CLO
Fair Value
Less Than 12 Months	4,486	5,573	3,829
12 Months or More	3,555	2,007	21
Total	8,041	7,580	3,850
Gross Unrealized Losses
Less Than 12 Months	156	234	48
12 Months or More	207	142	5
Total	363	376	53
ABS
Fair Value
Less Than 12 Months	5,018	6,998	2,540
12 Months or More	4,794	2,271	140
Total	9,812	9,269	2,680
Gross Unrealized Losses
Less Than 12 Months	423	854	43
12 Months or More	685	526	4
Total	$ 1,108	$ 1,380	$ 47